Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carry-forwards	¥ 7,294,844	¥ 6,831,387	¥ 6,005,461
Accrued and prepaid expenses	1,136,278	534,693	420,714
Deferred revenue	559,815	251,778	105,840
Tax credit carry-forwards	243,198	233,326	213,773
Property, plant and equipment, net		64,191	10,584
Unrealized financing income	28,796	40,800	29,200
Intangible assets	85,439	36,702	36,362
Allowance against receivables	19,500	9,027	27,196
Deferred rent		9,791	19,035
Share-based compensation	10,695	6,857	7,688
Write-downs of inventory	713	1,162	2,607
Advertising expenses in excess of deduction limit	705	507	353
Unrealized foreign exchange loss		(971)	55
Others	711	269	162
Less: Valuation allowance	(9,216,725)	¥ (8,019,519)	¥ (6,879,030)	¥ (4,369,687)
Subtotal	163,969
Deferred tax liabilities
Equity investments measured at measurement alternative	(18,700)
Available for sale debt investment	(6,499)
Property, plant and equipment, net	(143,512)
Deferred rent	(18,752)
Unrealized foreign exchange loss	(1,705)
Subtotal	(189,168)
Total deferred tax liabilities, net	¥ (25,199)